Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

10.   Commitments and Contingencies

Operating Leases

Obalon leases its facilities and retail treatment center under noncancelable operating leases which expire on various dates between 2022 and 2025. In July 2019, Obalon entered into an office lease agreement to launch an Obalon-branded retail treatment center in San Diego, California, which expires on August 5, 2021. In January 2020, Obalon entered into lease agreements for two additional Obalon-branded retail treatment centers in Orange County, California and Sacramento, California, respectively. Under the terms of the facilities and retail center leases, Obalon is required to pay its proportionate share of property taxes, insurance and normal maintenance costs. The treatment center leases in Sacramento and San Diego were terminated on April 29, 2020 and May 27, 2020, respectively as a result in Obalon's shift in strategy away from the retail treatment center model in the second quarter of 2020. Obalon has not paid rent under the Orange County lease but is current with its rent obligations under its lease for its headquarters in Carlsbad, since April 2020. The full amounts of the unpaid rent have been accrued on Obalon's balance sheet as of December 31, 2020.

Obalon’s landlord in Carlsbad, Gildred Development Company (“Gildred”), has since sent a demand letter for rent. On October 13, 2020, Gildred served Obalon with an unlawful detainer action in the Superior Court of California, County of San Diego (Gildred Development Company v. Obalon Therapeutics, Inc., Case No. 37-2020-00035927-CU-UD-CTL). Gildred alleges that Obalon owes more than $113,000 of unpaid rent and fees to Gildred and seeks damages for unpaid rent and continued occupancy of the premises. On November 18, 2020, Gildred filed an ex parte application for a writ of attachment or, in the alternative, a temporary protective order.  The application was denied on November 24, 2020.  On December 28, 2020, Gildred filed another application for a writ of attachment or, in the alternative, a temporary protective order.  On January 22, 2021, the court granted Gildred’s application for a writ of attachment.  Obalon paid the amount of the writ in full, which was $338,000,  and the parties are working toward a resolution of the action.

During the year ended December 31, 2020, Obalon recorded a $0.4 million charge to fully write off the Orange County right-of-use asset as the center will not be functioning.

Upon Obalon’s adoption of ASC 842 as of January 1, 2019, Obalon recognized a ROU asset and lease liability for its building lease, assuming a 7.0% discount rate. Any short-term leases defined as 12 months or less or month-to-month leases were excluded and continue to be expensed each month. Total costs associated with short-term leases for the year ended December 31, 2020 were immaterial.

Obalon determines if an arrangement is a lease at inception. The exercise of lease renewal options is at Obalon’s sole discretion and were not included in the calculation of Obalon’s lease liability as Obalon is not able to determine without uncertainty if the renewal option will be exercised. The depreciable life of assets and leasehold improvements are limited to the expected term, unless there is a transfer of title or purchase option reasonably certain of exercise. Obalon’s lease agreements do not contain any variable lease payments, residual value guarantees or any restrictive covenants.

Obalon’s ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date of the lease or the ASC 842 adoption date, whichever is later, based on the present value of lease payments over the lease term. When readily determinable, Obalon uses the implicit rate in determining the present value of lease payments, or 7.0%, as of the adoption date. When leases do not provide an implicit rate, Obalon uses its incremental borrowing rate based on the information available at the lease commencement date or adoption date, including the lease term. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Obalon recorded an immaterial amount of lease liabilities, ROU assets, and interest expense associated with finance leases as of and for the year ended December 31, 2020. The underlying asset utilized through the finance lease was purchased by Obalon during the fourth quarter of 2020 and no further financing leases remained as of December 31, 2020. The current and long-term portions of operating lease liabilities are presented within the current portion of lease liabilities and lease liabilities long-term line items on the consolidated balance sheet, respectively. Operating lease ROU assets are presented within the lease right-of-use assets line item on the consolidated balance sheet.

Future minimum annual lease payments under such leases were as follows as of December 31, 2020 (in thousands):

Operating leases:
2021	$564
2022	219
2023	105
2024	108
2025	61
Total undiscounted lease payments - operating leases	1,057
Less: imputed interest	(55)
Lease liability	1,002
Less: current portion of lease liability	(564)
Lease liability, less current portion	$438

As of December 31, 2020, Obalon’s remaining lease terms range from 1.2 to 4.5 years. Rent expense totaled and $0.7 million and $0.6 million for the year ended December 31, 2020 and 2019, respectively. Obalon paid $0.2  million and $0.5 million of cash payments related to its operating lease agreement for the year ended December 31, 2020 and 2019, respectively. Obalon's weighted average discount rate for leases as of December 31, 2020 was 6.0%.

Supplier Contracts

Obalon enters into contracts in the normal course of business with clinical trial sites and clinical supply manufacturing organizations and with vendors for preclinical studies, research supplies and other services and products for operating purposes. These contracts generally provide for termination after a notice period, and, therefore, are cancelable contracts.

Shareholder Lawsuit

On February 14 and 22, 2018, plaintiff stockholders filed class action lawsuits against us and certain of our executive officers in the United States District Court for the Southern District of California (Hustig v. Obalon Therapeutics, Inc., et al., Case No. 3:18-cv-00352-AJB-WVG, and Cook v. Obalon Therapeutics, Inc. et al., Case No. 3:18-cv-00407-CAB-RBB). On July 24, 2018, the court consolidated the lawsuits and appointed Inter-Local Pension Fund GCC/IBT as lead plaintiff. On October 5, 2018, plaintiffs filed an amended complaint. The amended complaint alleges that Obalon and certain of our executive officers made false and misleading statements and failed to disclose material adverse facts about our business, operations, and prospects in violation of Sections 10(b) (and Rule 10b-5 promulgated thereunder) and 20(a) of the Exchange Act. The amended complaint also alleges violations of Section 11 of the Exchange Act arising out of Obalon’s initial public offering. The plaintiffs seek damages, interest, costs, attorneys' fees, and other unspecified equitable relief. The underwriters from our initial public offering have also been named as defendants in this case and Obalon has certain obligations under the underwriting agreement to indemnify them for their costs and expenses incurred in connection with this litigation. On September 25, 2019, the court granted in part and denied in part the defendants’ motion to dismiss. The court dismissed the Section 11 claims entirely, without leave to amend, and accordingly dismissed the underwriters and certain directors from the case. The Court also dismissed certain statements from the Section 10 claims. On August 17, 2020, the parties submitted a final settlement agreement of the securities class action for court approval.  A hearing on final settlement approval is scheduled for April 22, 2021. The settlement provides for a payment of $3.15 million to the plaintiffs, and provides that the defendants continue to deny the allegations and claims asserted by the plaintiffs, and are entering into the settlement solely to eliminate the burden and expense of further litigation. Obalon expects that any amounts due as part of the settlement will be covered by Obalon’s insurance policies. As of December 31, 2020 Obalon has recorded a $3.15 million liability within other current liabilities and a corresponding $3.15 million receivable within other current assets.